Parent entity information (Tables)	12 Months Ended
Jun. 30, 2023
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Parent entity financial information
Set out below is the supplementary information about the parent entity.

	Parent
	2023 A$’000	2022 restated A$’000

Statement of profit or loss and other comprehensive income
Loss after income tax	(20,863)	(24,241)

Total comprehensive income	(20,863)	(24,241)

	2023 A$’000	2022 restated A$’000

Statement of financial position
Total current assets	4,645	7,736
Total assets	21,915	26,875
Total current liabilities	7,003	2,931
Total liabilities	15,472	13,701
Equity
Contributed equity	97,452	84,480
Reserves	4,423	3,264
Accumulated losses	(95,432)	(74,570)

Total equity	6,443	13,174